Summary of detailed trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade accounts receivable, net	$ 1,884	$ 126
Value added tax	383
Other receivables	90	164
Total	$ 2,357	$ 290